Equity Plans - Schedule of Activity Related to Restricted Stock Units (Detail)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Schedule Of Share Based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Beginning balance	5,388,455
Number of Restricted Stock Units, Granted	9,885,413
Number of Restricted Stock Units, Vested	(2,630,699)
Number of Restricted Stock Units, Forfeited	(792,643)
Ending balance	11,850,526
Weighted-Average Fair Value Per Share, Granted | $ / shares	$ 4.89